SHARE CAPITAL - Summary of the changes to share capital (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Stated value
Equity, beginning balance	$ 1,499,356	$ 1,422,863
Issuance of share capital for equity-based plans, net of tax	0	0
Shares repurchased, net of tax	(255,684)	(443,833)
Equity, ending balance	$ 1,617,730	$ 1,499,356
Share capital
Number of shares
Beginning balance (in shares) | shares	221,792	243,721
Issuance for acquisition of subsidiary, net of issuance costs (in shares) | shares	2,034
Issuance of share capital on vesting of restricted share units (in shares) | shares	522	711
Share repurchases, net of tax (in shares) | shares	(13,990)	(22,640)
Ending balance (in shares) | shares	210,358	221,792
Stated value
Equity, beginning balance	$ 1,944,311	$ 2,125,130
Issuance for acquisition of subsidiary, net of issuance costs	35,434
Issuance of share capital for equity-based plans, net of tax	8,488	12,751
Shares repurchased, net of tax	(120,236)	(193,570)
Equity, ending balance	$ 1,867,997	$ 1,944,311